Equity reserves and long-term incentive plan awards - Disclosure of detailed information about movement in phantom share units liability (Details) - Phantom Share Units [Member] - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reserves within equity [line items]
Balance, beginning of year	$ 917	$ 381
Awards vested and change in fair value during the year	416	536
Balance, end of year	$ 1,333	$ 917